Financial instruments and financial risk management - Credit risk (Details) - EUR (€) € in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of external credit grades
Cash and cash equivalents	€ 76,760	€ 9,367	€ 2,120	€ 3,690
Rating Class 1
Disclosure of external credit grades
Cash and cash equivalents	75,958	8,416
Rating Class 2
Disclosure of external credit grades
Cash and cash equivalents	752	880
Rating Class 3
Disclosure of external credit grades
Cash and cash equivalents	€ 49	€ 71